ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
VAT payable	$ 3,742,952	$ 3,096,782
Other tax payables	74,665	54,330
Other	639,553	265,501
Total	$ 4,457,170	$ 3,416,613